Other Payables	12 Months Ended
Sep. 30, 2023
Other Payables
Other Payables

24. Other payables

Technology Partnerships Canada (“TPC”) projects were long-term (up to 30 years) commencing with an R&D phase, followed by a benefits phase – the period in which a product, or a technology, could generate revenue for the Company. In such cases, repayments would flow back to the program according to the terms and conditions of the Company’s contribution agreement.

In June 2018 the contribution agreement was amended and is included at its Net Present Value in other payables.

The following table represents changes in the provision for repayments to Industry Canada.

	September 30,
	2023	2022
Opening balance	798	508
Interest accretion	294	290
Miscellaneous	(108)	-
Ending balance	984	798

Less: current portion of the provision	(661)	(358)
Ending balance of long-term portion	$323	$440

Interest accretion amounted to $294, which was included in finance charges.

The latest repayment schedule starting July 1, 2018 for current and future fiscal years are as follows:

2024	1,309
2025	434
2026	159